UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA                Date April 20, 2011
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $384,007,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    14124   151061 SH       Sole                   122740             28321
Abbott Labs                    COM              002824100     6219   126789 SH       Sole                   105979             20810
Adobe Systems                  COM              00724F101     7156   215805 SH       Sole                   176415             39390
Altria Group                   COM              02209S103      234     9000 SH       Sole                     4300              4700
Automatic Data Processing      COM              053015103    14344   279561 SH       Sole                   225325             54236
Becton, Dickinson & Co         COM              075887109     6466    81208 SH       Sole                    66908             14300
Berkshire Hathaway B           COM              084670702     6061    72470 SH       Sole                    59420             13050
Bristol-Myers Squibb           COM              110122108      245     9265 SH       Sole                     3640              5625
Brown-Forman Cl B              COM              115637209     6994   102395 SH       Sole                    80860             21535
C. R. Bard                     COM              067383109     6122    61615 SH       Sole                    49110             12505
C.H. Robinson Worldwide        COM              12541W209     4677    63095 SH       Sole                    46685             16410
Chevron Corp New               COM              166764100      200     1865 SH       Sole                      740              1125
Cisco Systems                  COM              17275R102    12003   699865 SH       Sole                   586435            113430
Coca-Cola                      COM              191216100    14367   216570 SH       Sole                   177088             39482
Cognizant Tech Solutions       COM              192446102     3553    43645 SH       Sole                    40460              3185
Colgate-Palmolive              COM              194162103     5710    70698 SH       Sole                    56343             14355
Diageo PLC                     COM              25243Q205      288     3780 SH       Sole                     1475              2305
Dionex Corp                    COM              254546104      940     7965 SH       Sole                     7965                 0
Dionex Corp (Tendered)         COM              254546989      481     4090 SH       Sole                     1115              2975
Dionex Corp (Tendered)         COM              254992704     3586    30380 SH       Sole                    28940              1440
Dionex Corp (Tendered)         COM              254TND908     1226    10395 SH       Sole                      780              9615
FactSet Research Sys           COM              303075105     7187    68620 SH       Sole                    52110             16510
General Dynamics               COM              369550108     9251   120830 SH       Sole                    95130             25700
Int'l Business Machines        COM              459200101    14426    88465 SH       Sole                    72120             16345
Johnson & Johnson              COM              478160104    12124   204621 SH       Sole                   171165             33456
Kellogg Company                COM              487836108     6671   123575 SH       Sole                   101965             21610
Lorillard Inc                  COM              544147101      219     2300 SH       Sole                     1100              1200
McCormick & Co                 COM              579780206     7333   153320 SH       Sole                   125185             28135
McDonalds                      COM              580135101    13461   176915 SH       Sole                   143980             32935
Medtronic                      COM              585055106    13139   333913 SH       Sole                   275663             58250
Microsoft                      COM              594918104    12093   476277 SH       Sole                   392866             83411
NIKE                           COM              654106103    10768   142245 SH       Sole                   112955             29290
Nestle SA Spons ADR            COM              641069406     9169   159313 SH       Sole                   119563             39750
Novo Nordisk ADR               COM              670100205    17354   138575 SH       Sole                   109635             28940
Omnicom Group                  COM              681919106    14371   292924 SH       Sole                   238493             54431
Oracle                         COM              68389X105    15063   450549 SH       Sole                   362621             87928
Paychex                        COM              704326107     5212   166055 SH       Sole                   122900             43155
Pepsico                        COM              713448108     4147    64377 SH       Sole                    59987              4390
Procter & Gamble               COM              742718109    12474   202506 SH       Sole                   166186             36320
Southern Copper Corp           COM              84265V105      610    15150 SH       Sole                     6000              9150
Spectra Energy                 COM              847560109      334    12280 SH       Sole                     4300              7980
Stryker                        COM              863667101    14263   234588 SH       Sole                   190978             43610
Sysco Corp                     COM              871829107    11919   430300 SH       Sole                   357475             72825
Total System Services          COM              891906109     5182   287550 SH       Sole                   265325             22225
Tupperware                     COM              899896104      281     4700 SH       Sole                     3000              1700
United Technologies            COM              913017109    10232   120871 SH       Sole                   105240             15631
Varian Medical Systems         COM              92220P105     6988   103318 SH       Sole                    84753             18565
Wal-Mart Stores                COM              931142103    11916   228932 SH       Sole                   189761             39171
Kinder Morgan Energy Prtns LP  ETP              494550106      263     3555 SH       Sole                     1850              1705
Oneok Partners LP              ETP              68268N103      325     3950 SH       Sole                     2050              1900
Annaly Capital Mgmt            REIT             035710409      237    13575 SH       Sole                     5100              8475
SPDR Gold Trust                ETF              78463V107    10520    75221 SH       Sole                    59830             15391
iShares Silver Trust           ETF              46428Q109    11479   312195 SH       Sole                   257070             55125